Risk Management (Details) - Schedule of Breakdown by Maturity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Individual Up to 7 Days [Member]
Risk Management (Details) - Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	$ 7,874,553	$ 9,123,887
Cash flow payable (liabilities) and expenses	10,475,218	9,295,580
Mismatch	(2,600,665)	(171,693)
Individual Up to 15 Days [Member]
Risk Management (Details) - Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	3,217,485	1,805,516
Cash flow payable (liabilities) and expenses	2,119,787	1,855,664
Mismatch	1,097,698	(50,148)
Individual Up to 30 Days [Member]
Risk Management (Details) - Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	2,017,597	3,552,792
Cash flow payable (liabilities) and expenses	2,498,713	2,702,150
Mismatch	(481,116)	850,642
Mismatch affected by limits	(1,984,083)	628,801
Limits:
1 time capital	4,367,159	4,128,808
Margin available	$ 2,383,076	$ 4,757,609
% used	45.00%	15.00%
Consolidated Up to 7 Days [Member]
Risk Management (Details) - Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	$ 7,991,785	$ 9,269,188
Cash flow payable (liabilities) and expenses	10,411,396	9,320,125
Mismatch	(2,419,611)	(50,937)
Consolidated Up to 15 Days [Member]
Risk Management (Details) - Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	3,230,081	1,804,580
Cash flow payable (liabilities) and expenses	2,119,787	1,855,664
Mismatch	1,110,294	(51,084)
Consolidated Up to 30 Days [Member]
Risk Management (Details) - Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	2,009,451	3,514,336
Cash flow payable (liabilities) and expenses	2,498,985	2,707,135
Mismatch	(489,534)	807,201
Mismatch affected by limits	(1,798,851)	705,180
Limits:
1 time capital	4,491,893	4,238,372
Margin available	$ 2,693,042	$ 4,943,552
% used	40.00%	17.00%